Income Taxes (Tables)	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2013, 2014 and 2015 were as follows:

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Current:
PRC	18,985	28,235	31,552

Deferred:
PRC	(3,630)	(2,193)	(5,331)

Total provision for income taxes	15,355	26,042	26,221

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2014	2015
	US$	US$
Current deferred tax assets
Allowance doubtful accounts	83	205
Accrued expenses	12,353	15,990
Deferred revenue for incentive plan	—	2,382

Total current deferred tax assets	12,436	18,577
Less: valuation allowance	(403)	(589)

Current deferred tax assets, net	12,033	17,988

Non-current deferred tax assets
Net operating loss carry-forwards	6,095	7,403

Total non-current deferred tax assets	6,095	7,403
Less: valuation allowance	(3,871)	(2,363)

Non-current deferred tax assets, net	2,224	5,040

Non-current deferred tax liabilities
Acquired of non-current assets	(1,722)	(2,461)

Total non-current deferred tax liabilities	(1,722)	(2,461)

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2013, 2014 and 2015:

	Years ended May 31,
	2013	2014	2015
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	8.70	4.33	4.91
Effect of differential tax rate other than tax holiday	(1.58)	(0.00)	(0.00)
Effect of tax holiday	(21.18)	(20.34)	(20.82)
Changes in valuation allowance	(0.93)	(0.09)	(0.59)
Effect of dividend withholding tax	—	1.81	3.39

Total provision for income taxes	10.01	10.71	11.89